NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Principal balances of the Related Party loans were as follows:

	September 30, 2018	December 31, 2017
Claude Ranoux Note	$-	$21,888

James Bowdring Family - 2011 Notes	35,000	35,000

James Bowdring Family – 2018 Convertible Notes	40,000	-

Kathleen Karloff Note	92,743	154,000
Less discount	(34,382)	-
Total, net of discount	$133,361	$210,888

Principal balances of the Related Party loans were as follows:

	December 31, 2017	December 31, 2016
Claude Ranoux Note	$21,888	$21,888

James Bowdring – Q211 Note	25,000	25,000

James Bowdring- Q411 Note	10,000	10,000

Kathleen Karloff Note	154,000	154,000

Total	$210,888	$210,888

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, Dr. Ranoux and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	September 30,	December 31,
	2018	2017
Accounts payable and accrued liabilities	$96,000	$127,000
Principal balances of the Related Party loans were as follows:
	December 31,
	2017	2016
Accounts payable and accrued liabilities	$38,000	$39,000